Bank Loans - Schedule of Terms and Conditions of Outstanding Bank Loans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Face Value	€ 920,000	€ 920,000
Carrying Amount	€ 328,236	90,756
Bankia SA [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 400,000	400,000
Carrying Amount	€ 136,378	34,638
Targobank SA [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.87%
Year of maturity	2025
Face Value	€ 100,000	100,000
Carrying Amount	€ 38,322	12,886
Banco de Sabadell SA [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value	€ 250,000	250,000
Carrying Amount	€ 85,004	21,411
Liberbank [Member]
Schedule of Terms and Conditions of Outstanding Bank Loans [Line Items]
Nominal interest rate	1.55%
Year of maturity	2025
Face Value	€ 170,000	170,000
Carrying Amount	€ 68,532	€ 21,821